Related-party transactions - Summary of Compensation of Key Management Personnel (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Salary and employee benefits		$ 4.5	$ 2.2
Termination benefits		0.0	0.9
Share-based payments	[1]	1.7	1.1
Key Management Personnel Compensation		$ 6.2	$ 4.2

[1]	Includes share-based compensation plans.